Vessels, net and assets held for sale (Tables)	6 Months Ended
Jun. 30, 2021
Vessels Net And Assets Held For Sale
Vessels, net (Table)

An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	923,020	(210,823)	712,197
Acquisitions & improvements	53,637	—	53,637
Disposals	(88,570)	16,972	(71,598)
Depreciation for the period	—	(19,414)	(19,414)
Classification as held for sale	(91,788)	19,152	(72,636)
Balance as at June 30, 2021	796,299	(194,113)	602,186

Vessels, net - Disposals (Table)

For the six-month period ended June 30, 2021, the Partnership recognized a gain on the sale of vessel analysed as follows:

Vessel	M/V CMA CGM Magdalena
Sale price	99,000
Carrying value on sale	(71,598)
Other sale expenses	(2,018)
Gain on sale	25,384

Vessels, net - Assets held for sale (Table)	An analysis of assets held for sale is as follows:
	As of June 30, 2021	As of December 31, 2020
Vessel	72,636	—
Inventories	229	—
Total	72,865	—